ALIGHT SERIES TRUST
4 Overlook Point
Lincolnshire, IL 60069

May 3, 2023
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Ladies and Gentlemen:
Alight Series Trust
1933 Act Registration No. 333-59221
1940 Act Registration No. 811-08885
In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, the Alight Series Trust (the “Trust”) certifies that:

1)
the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent   post-effective amendment to the Trust’s registration statement on Form N-1A; and

2)	the text of the most recent post-effective amendment to the Trust’s registration statement was filed with the Commission via EDGAR on April 28, 2023.

Very truly yours,

ALIGHT SERIES TRUST

By:	/s/ Doug Keith
Doug Keith
Treasurer